Commitments, Contingencies And Other Significant Agreements	12 Months Ended
Dec. 31, 2025
Commitments, Contingencies And Other Significant Agreements [Abstract]
Commitments, contingencies and other significant agreements

NOTE 25: Commitments, contingencies and other significant agreements

Collaborative research agreements and clinical research agreements

The Company has entered into multiple agreements with universities, medical centers and external researchers for research and development work and for the validation of the Company’s technology and products. These agreements typically have durations of one to three years, and may include fixed fees to the collaborators in exchange for access and rights to the results of the work. In addition, mdxhealth collaborates on research and clinical development with leading academic and government cancer research institutes. These relationships provide the Company with additional resources and expertise for clinical marker validation as well as access to patient samples for testing.

Intellectual property in-licensing agreements

The Company has entered into numerous agreements with universities and companies for in-licensing intellectual property. These agreements typically require the Company to pay an up-front fee, annual maintenance fees and/or minimum annual royalty fees, legal fees related to the patents, and certain milestone and royalty fees if the patents are eventually used in a commercialized product. In addition, the Company must provide the licensor with periodic reports.

Commercial and intellectual property sub-licensing agreements

The Company has entered into multiple partnering and sub-licensing agreements. With regards to the Company’s developed tests, the Company has entered into a range of marketing and sales arrangements with commercial entities. These important relationships provide the Company with additional resources and infrastructure to expand the geographic reach and awareness of the Company’s solutions, primarily in relation to the Confirm mdx and Select mdx tests.

In regard to intellectual property that mdxhealth has developed or improved, mdxhealth has sublicensed certain of its non-core technologies to commercial partners, several of whom have launched products that generate royalties and other fees. These sublicenses include an exclusive sublicense to Laboratory Corporation of America (LabCorp) for the MGMT test, which LabCorp began to commercialize in North America in 2008, and an exclusive sublicense to Vesica Health, Inc. for the Company’s patented AssureMDx test for the purpose of bladder cancer detection on a worldwide basis.

Litigation

As of the date of this document and as far as mdxhealth is aware, the Company is not involved in any material legal proceedings.